Maturity of assets and liabilities	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Maturity of assets and liabilities

Note 37 - Maturity of assets and liabilities

The main assets grouped by maturity, including interest accrued as of December 31, 2022 and 2021, are detailed as follows:

	As of December 31, 2022
			Over 1 month	Over 3 months	Over between
	On demand	Up to	less than	up to	1 and	Over 3 up to	More than	Total
		1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	—	—	—	—	—	—	3,058,752
Cash in process of collection	494,994	—	—	—	—	—	—	494,994
Financial instruments at fair value through profit or loss	—	70,691	114,966	27,045	108,572	34,187	116,822	472,283
Financial instruments at fair value through other comprehensive income	—	373,392	35,143	2,703,627	347,255	80,034	195,839	3,735,290
Loans and accounts receivable from customers at amortized cost (2)	763,244	2,445,096	2,899,311	5,420,706	4,500,613	2,968,541	7,610,274	26,607,785
Commercial loans	254,229	2,239,491	2,533,861	4,314,030	2,939,871	1,767,626	2,407,913	16,457,021
Mortgage loans	4,454	46,031	89,558	342,707	838,428	796,516	4,912,916	7,030,610
Consumer loans	504,561	159,574	275,892	763,969	722,314	404,399	289,445	3,120,154
Financial instruments at amortized cost	—	(141,884)	16,105	127,091	731,179	237,965	43,487	1,013,943
Investments under resale agreements	—	150,490	12,284	—	—	—	—	162,774
Financial derivative contracts held for hedge accounting	—	15,162	15,813	66,337	9,476	17,809	13,951	138,548
Financial derivatives contracts held for trading	—	194,495	189,086	464,743	769,906	566,391	1,433,171	3,617,792
Interbank loans (1)	—	20,433	8,261	17,428	—	—	—	46,122
Subtotal	4,316,990	3,127,875	3,290,969	8,826,977	6,467,001	3,904,927	9,413,544	39,348,283

Liabilities
Cash in process of being cleared	456,947	—	—	—	—	—	—	456,947
Obligations under repurchase agreements	—	354,074	14	—	—	—	—	354,088
Deposits and other demand liabilities	5,555,185	—	—	—	—	—	—	5,555,185
Time deposits and other time liabilities	314,829	4,738,021	3,079,014	3,260,930	762,345	164,548	383,966	12,703,653
Financial derivative contracts held for hedge accounting	—	461	97,331	25,204	12,878	24,076	58,783	218,733
Financial derivatives contracts held for trading	—	211,116	157,721	471,691	743,983	550,042	1,291,588	3,426,141
Interbank borrowings	—	246,742	241,425	1,135,442	2,979,900	37,550	87,264	4,728,323
Lease obligations	—	2,008	3,667	16,416	39,249	22,807	10,428	94,575
Debt instruments issued	—	100	(4,470)	326,101	1,354,462	1,525,199	3,346,415	6,547,807
Financial instruments of regulatory capital issued	—	—	18,754	—	147,150	—	1,097,265	1,263,169
Other financial liabilities	—	126,090	97,153	89,654	46,676	—	—	359,573
Subtotal	6,326,961	5,678,612	3,690,609	5,325,438	6,086,643	2,324,222	6,275,709	35,708,194

(1)     Interbank loans are presented gross. The amount of allowances corresponds to MCh$320.

(2)    Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial

MCh$521,199; Mortgage MCh$100,844; and Consumer MCh$273,931.

Note 37 - Maturity of assets and liabilities, continued

	As of December 31, 2021
			Over 1 month	Over 3 months	Over between
	On demand	Up to	less than	up to	1 and	Over 3 up to	More than	Total
		1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,473,792	—	—	—	—	—	—	3,473,792
Cash in the process of collection	438,496	—	—	—	—	—	—	438,496
Financial instruments at fair value through profit or loss	—	95,418	50,828	405	34,355	85,360	66,358	332,724
Financial instruments at fair value through other comprehensive income	—	1,348,862	636,668	99,850	423,463	993,381	158,226	3,660,450
Loans and accounts receivable from customers at amortized cost (2)	1,060,782	1,539,155	1,821,251	3,105,660	6,223,999	2,839,755	8,152,758	24,743,360
Commercial loans	348,052	1,474,186	1,686,244	2,560,603	4,905,237	1,581,190	3,117,158	15,672,670
Mortgage loans	167	31,510	51,243	230,337	664,169	635,113	4,632,432	6,244,971
Consumer loans	712,563	33,459	83,764	314,720	654,593	623,452	403,168	2,825,719
Financial instruments at amortized cost	—	43,806	12,272	96,327	27,587	7,463	—	187,455
Investments under resale agreements	—	428,079	111,148	66,951	—	—	—	606,178
Financial derivative contracts held for hedge accounting	—	25,349	13,444	35,768	3,296	2,739	2,527	83,123
Financial derivatives contracts held for trading	—	117,859	98,339	335,306	806,607	877,843	661,849	2,897,803
Interbank loans (1)	—	80,554	—	—	—	—	—	80,554
Subtotal	4,973,070	3,679,082	2,743,950	3,740,267	7,519,307	4,806,541	9,041,718	36,503,935

Liabilities
Cash in process of being cleared	424,358	—	—	—	—	—	—	424,358
Obligations under repurchase agreements	—	465,842	164	—	—	—	—	466,006
Deposits and other demand liabilities	7,576,095	—	—	—	—	—	—	7,576,095
Time deposits and other time liabilities	314,373	4,572,769	2,087,560	2,342,260	326,276	152,633	301,572	10,097,443
Financial derivative contracts held for hedge accounting	—	11,305	45,617	29,100	44,566	4,883	32,774	168,245
Financial derivatives contracts held for trading	—	66,530	143,133	323,721	620,192	591,023	1,012,743	2,757,342
Interbank borrowings	—	171,624	132,457	1,420,184	3,137,074	45,985	11,099	4,918,423
Lease obligations	—	4,847	4,808	15,707	41,933	27,501	20,748	115,544
Debt instruments issued	—	90,750	32,551	389,571	980,552	1,552,661	2,563,710	5,609,795
Financial instruments of regulatory capital issued	—	—	—	5,448	165,936	—	981,661	1,153,045
Other financial liabilities	—	42,435	—	—	—	—	—	42,435
Subtotal	8,314,826	5,426,102	2,446,290	4,525,991	5,316,529	2,374,686	4,924,307	33,328,731

(1)    Interbank loans are presented gross. The amount of allowances corresponds to MCh$353.

(2)  Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial

MCh$681,029; Mortgage MCh$77,298; and Consumer MCh$189,485.